1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

October 8, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	SEI Asset Allocation Trust (File No. 811-07445)
Registration Statement filed on Form N-14 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, SEI Asset Allocation Trust (“SAAT” or the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14.  This filing relates to the (a) Agreement and Plan of Reorganization with regard to the reorganization of the SAAT Diversified U.S. Stock Fund, SAAT Diversified Aggressive Growth Fund and SAAT Diversified Aggressive Stock Fund into the SAAT Aggressive Strategy Fund, (b) Agreement and Plan of Reorganization with regard to the reorganization of the SAAT Diversified Conservative Income Fund into the SAAT Conservative Strategy Fund, (c) Agreement and Plan of Reorganization with regard to the reorganization of the SAAT Diversified Moderate Growth Fund and SAAT Diversified Market Growth Fund into the SAAT Market Growth Strategy Fund, and (d) Agreement and Plan of Reorganization with regard to the reorganization of the SAAT Diversified Conservative Fund into the SAAT Moderate Strategy Fund.  Pursuant to each Agreement and Plan of Reorganization, an acquired fund will transfer substantially all of its assets and liabilities to the surviving fund in exchange for shares of the surviving fund.

Please contact the undersigned at 215.963.5598 with your questions or comments.

Sincerely,

/s/ Sean Graber
Sean Graber, Esq.